Flat Rock Core Income Fund
Schedule of Investments
September 30, 2025 - (Unaudited)
COLLATERALIZED LOAN OBLIGATIONS EQUITY
(a)(b)(c)
— 6.35% P ri nc i p al Amo u nt F air V alu e
Barings Middle Market CLO Ltd., Series 2021-1A, Subordinated Notes,
14.90%, 7/20/2033 $ 6,300,000 $ 5,224,305
BlackRock Elbert CLO V, LLC, Series 5I, Subordinated Notes, 0.00%,
6/15/2034 2,000,000 637,293
BlackRock Maroon Bells CLO XI, LLC, Series 2022-1A, Subordinated
Notes, 7.49%, 1/15/2038 10,191,083 3,992,768
Blackrock Mt. Hood CLO X, LLC, Series 2023-1A, Class VDN, 0.00%,
4/20/2035 5,000,000 2,151,807
Churchill Middle Market CLO III Ltd., Series 2021-1A, Subordinated
Notes, 0.00%, 10/24/2033 5,000,000 500
Jefferies Credit Partners DL CLO 2024-II Ltd., Series 2024-2A,
Subordinated Notes, 17.47%, 1/20/2037 5,671,692 5,380,461
TCP Whitney CLO Ltd., Series 1A, Subordinated Notes, 14.37%,
8/20/2033 5,000,000 2,848,756
TOTAL COLLATERALIZED LOAN OBLIGATIONS EQUITY
(Cost $23,816,221) 20,235,890
COLLATERALIZED LOAN OBLIGATIONS DEBT
(a)( c)
— 36.43%
ABPCI Direct Lending Fund ABS II, LLC, Series 2A, Class B, 4.99%,
3/1/2032 6,280,175 6,006,074
ABPCI Direct Lending Fund ABS IV LP, Series 2024-1A, Class C,
12.13%, 5/1/2034 (3M US SOFR + 783 bps)
(d)
2,000,000 1,999,777
ABPCI Direct Lending Fund CLO, Series 2019-5A, Class D, 12.46%,
1/20/2036 (3M US SOFR + 813 bps)
(d)
5,250,000 5,331,262
Barings Middle Market CLO Ltd., Series 2023-IIA, Class DR, 11.31%,
7/20/2034 (3M US SOFR + 700 bps)
(d)
4,300,000 4,355,052
Brightwood Capital MM CLO Ltd., Series 2023-1X, Class D, 10.78%,
10/15/2035 (3M US SOFR + 646 bps)
(d)
1,500,000 1,500,000
Brightwood Capital MM CLO Ltd., Series 2023-1A, Class D, 10.78%,
10/15/2035 (3M US SOFR + 646 bps)
(d)
7,900,000 7,900,000
Brightwood Capital MM CLO Ltd., Series 2024-2A, Class D, 10.07%,
4/15/2036 (3M US SOFR + 575 bps)
(d)
5,000,000 5,042,092
Fortress Credit Opportunities XIX CLO, LLC, Series 2022-19A, Class ER,
12.32%, 10/15/2036 (3M US SOFR + 800 bps)
(d)
7,500,000 7,649,687
Fortress Credit Opportunities XXI CLO, LLC, Series 2023-21A, Class ER,
11.58%, 1/21/2037 (3M US SOFR + 725 bps)
(d)
10,000,000 10,138,012
Great Lakes CLO Ltd., Series 2014-1A, Class FR, 14.58%, 10/15/2029
(3M US SOFR + 1026 bps)
(d)
3,089,160 3,108,812
Great Lakes CLO Ltd., Series 2019-1A, Class ERR, 11.82%, 4/15/2037
(3M US SOFR + 750 bps)
(d)
5,000,000 5,125,740
Maranon Loan Funding Ltd., Series 2021-3A, Class ER, 12.14%,
10/15/2036 (3M US SOFR + 782 bps)
(d)
5,050,000 5,123,861
Maranon Loan Funding Ltd., Series 2023-1A, Class ER, 12.08%,
7/15/2037 (3M US SOFR + 775 bps)
(d)
4,800,000 4,867,627
MCF CLO IV, LLC, Series 2014-1A, Class ERR, 13.24%, 10/20/2033 (3M
US SOFR + 891 bps)
(d)
5,000,000 5,000,000

Flat Rock Core Income Fund
Schedule of Investments (continued)
September 30, 2025 - (Unaudited)
COLLATERALIZED LOAN OBLIGATIONS DEBT
(a)(c)
— 36.43%
- continued P ri nc i p al Amo u nt F air V alu e
MCF CLO IV, LLC, Series 2014-1A, Class ER3, 0.00%, 10/16/2037 (3M
US SOFR + 675 bps)
(d)(e)
$ 5,000,000 $ 5,000,000
MCF CLO VII, LLC, Series 2017-3A, Class ER2, 11.28%, 7/20/2037 (3M
US SOFR + 700 bps)
(d)
3,300,000 3,345,959
Monroe Capital MML CLO VIII Ltd., Series 2019-1A, Class ER, 12.83%,
11/22/2033 (3M US SOFR + 862 bps)
(d)
6,250,000 6,349,174
Monroe Capital MML CLO X Ltd., Series 2020-1A, Class ER2, 12.06%,
8/20/2037 (3M US SOFR + 775 bps)
(d)
6,000,000 6,086,072
Monroe Capital MML Ltd., Series 2019-2A, Class E, 13.29%, 10/22/2031
(3M US SOFR + 896 bps)
(d)
1,625,000 1,652,978
Monroe Capital MML Ltd., Series 2021-1A, Class E, 13.01%, 5/20/2033
(3M US SOFR + 880 bps)
(d)
5,000,000 5,000,000
Mount Logan Funding LP, Series 2018-1A, Class ER, 13.05%, 1/22/2033
(3M US SOFR + 872 bps)
(d)
6,500,000 6,612,218
PennantPark CLO V Ltd., Series 2022-5A, Class ER, 12.27%, 10/15/2033
(3M US SOFR + 795 bps)
(d)
4,000,000 4,065,005
THL Credit Lake Shore MM CLO I Ltd., Series 2019-1A, Class ER,
13.55%, 4/15/2033 (3M US SOFR + 923 bps)
(d)
5,000,000 5,085,697
TOTAL COLLATERALIZED LOAN OBLIGATIONS DEBT
(Cost $114,600,635) 116,345,099
FIRST LIEN SENIOR SECURED DEBT
(a)
— 64.96%
Accordion Partners, 11/15/2031 (3M US SOFR + 500 bps)
(d)(f)
5,610,652 5,577,549
Accordion Partners - DDTL, 11/15/2031 (1.00%)
(f)(g)
766,957 762,431
Accordion Partners - Revolver, 11/15/2031 (.50%)
(f)(g)
608,696 605,104
Amerit Fleet Parent, LLC - DDTL, 1/27/2032 (1.00%)
(f)(g)
452,881 448,081
Amerit Fleet Parent, LLC - Revolver, 1/27/2032 (.50%)
(f)(g)
583,051 576,871
Amerit Fleet Parent, LLC - Revolver, 1/27/2032 (3M US SOFR + 525
bps)
(d)(f)
501,695 496,377
Amerit Fleet Parent, LLC - Term Loan, 1/27/2032 (3M US SOFR + 525
bps)
(d)(f)
6,462,373 6,393,872
Bounteous, Inc. - Term Loan, 8/2/2027 (1M US SOFR + 475 bps)
(d)(f)
4,237,278 4,237,278
Capitol Imaging - DDTL, 1/3/2030
(f)(g)
263,699 260,851
Capitol Imaging - Revolver, 1/3/2030
(f)(g)
263,699 260,851
Capitol Imaging - Revolver, 1/3/2030 (3M US SOFR + 525 bps)
(d)(f)
95,890 94,855
Capitol Imaging - Term Loan, 1/3/2030 (3M US SOFR + 525 bps)
(d)(f)
6,348,784 6,280,217
Congruex Group, LLC - Term Loan, 5/3/2029 (3M US SOFR + 650 bps)
(d)
(f)(h)
7,231,871 6,212,177
Consor Intermediate II, LLC - DDTL, 5/10/2031 (1.00%)
(f)(g)
1,495,775 1,488,445
Consor Intermediate II, LLC - Revolver, 5/10/2031 (.50%)
(f)(g)
676,056 672,744
Consor Intermediate II, LLC - Term Loan, 5/10/2031 (1M US SOFR + 475
bps)
(d)(f)
3,806,819 3,788,165
Cooper's Hawk - DDTL, 7/29/2031 (.50%)
(f)(g)
1,105,263 1,097,891
Cooper's Hawk - Revolver, 7/29/2031 (.50%)
(f)(g)
515,789 513,211
Cooper's Hawk - Term Loan, 7/29/2031 (3M US SOFR + 550 bps)
(d)(g)
5,378,947 5,343,070

Flat Rock Core Income Fund
Schedule of Investments (continued)
September 30, 2025 - (Unaudited)
FIRST LIEN SENIOR SECURED DEBT
(a)
— 64.96% - continued P ri nc i p al Amo u nt F air V alu e
Crane Engineering Sales - Term Loan, 8/25/2029 (3M US SOFR + 475
bps)
(d)(f)
$ 7,484,168 $ 7,432,528
Cyber Advisors - DDTL, 7/18/2028 (1.00%)
(f)(g)
134,185 133,085
Cyber Advisors - Term Loan, 7/18/2028 (3M US SOFR + 525 bps)
(d)(f)
6,823,806 6,767,851
Diversified Risk Holdings - Revolver, 4/30/2026 (3M US SOFR + 625
bps)
(d)(f)
148,148 143,704
Diversified Risk Holdings - Revolver, 4/30/2026 (3M US SOFR + 625
bps)
(d)(f)
148,148 143,704
Diversified Risk Holdings - Term Loan, 4/30/2026 (3M US SOFR + 625
bps)
(d)(f)
6,548,782 6,352,318
Drive Automotive Services, LLC - Term Loan, 8/2/2026 (3M US SOFR +
615 bps)
(d)(f)
4,152,747 3,371,615
Dun & Bradstreet - Term Loan, 8/26/2032 (1M US SOFR + 550 bps)
(d)(f)(i)
7,000,000 6,930,000
ETC Group - Term Loan, 10/8/2029 (3M US SOFR + 600 bps)
(d)(f)(h)
1,960,223 1,444,684
Flagship Oral Surgery Partners, LLC - DDTL, 11/20/2025 (1.00%)
(f)(g)
1,305,183 1,304,530
Flagship Oral Surgery Partners, LLC - Term Loan, 12/20/2027 (3M US
SOFR + 600 bps)
(d)(f)
3,688,181 3,686,337
Galactic Litigation Partners - Term Loan, 6/21/2024
(i) (j)(k)
7,274,854 3,499,205
Inmar, Inc. - Term Loan, 10/30/2031 (1M US SOFR + 450 bp)
(d)(f)
3,920,424 3,903,292
Isagenix International, LLC - Term Loan, 4/14/2028 (3M US SOFR + 660
bps)
(d)(f)(h)
1,428,545 302,852
Mag Aerospace - Term Loan, 4/1/2027 (3M US SOFR + 550 bps)
(d)(f)
3,737,876 3,681,808
Magnate Worldwide, LLC - Incremental Term Loan, 12/30/2028 (3M US
SOFR + 550 bps)
(d)(f)
2,977,500 2,947,725
Magnate Worldwide, LLC - Term Loan, 12/30/2028 (3M US SOFR + 550
bps)
(d)(f)
3,805,366 3,767,312
Nellson Neutraceutical DDTL, 4/7/2031
(f)(g)
346,535 341,337
Nellson Neutraceutical Revolver, 4/7/2031
(f)(g)
776,238 764,594
Nellson Neutraceutical Revolver, 4/7/2031 (3M US SOFR + 575 bps)
(d)(f)
124,752 122,881
Nellson Neutraceutical US - Term Loan, 4/7/2031 (3M US SOFR + 575
bps)
(d)(f)
5,752,475 5,666,188
NorthPole US, LLC - Term Loan, 3/3/2025
(f) (j)(k)
1,837,500 91,875
Oak Point Partners - Term Loan, 12/1/2027 (1M US SOFR + 475 bps)
(d)(f)
3,469,068 3,469,068
Oil Changer Holding Corporation - Term Loan, 2/1/2027 (3M US SOFR +
675 bps)
(d)(f)
6,636,019 6,606,157
Perennial Services Group - DDTL, 9/8/2029 (1.00%)
(f)(g)
189,743 187,049
Perennial Services Group - DDTL, 9/8/2029 (3M US SOFR + 475 bps)
(d)(f)
2,490,904 2,455,533
Perennial Services Group - Term Loan, 9/8/2029 (3M US SOFR + 550
bps)
(d)(f)
4,917,630 4,847,799
Profile Products, LLC - Term Loan, 11/12/2027 (1M US SOFR + 575
bps)
(d)(f)
2,920,233 2,828,245
PTSH Intermediate Holdings, LLC - Term Loan, 12/17/2027 (3M US
SOFR + 590 bps)
(d)(f)
7,980,000 7,900,200
S&P Engineering Solutions - Term Loan, 5/2/2030 (3M US SOFR + 500
bps)
(d)(f)
4,925,000 4,974,250
SGA Dental Partners - DDTL, 7/17/2029 (1.00%)
(f)(g)
927,778 920,819
SGA Dental Partners - Term Loan, 7/17/2029 (3M US SOFR + 550 bps)
(d)(f)
7,133,556 7,080,054

Flat Rock Core Income Fund
Schedule of Investments (continued)
September 30, 2025 - (Unaudited)
FIRST LIEN SENIOR SECURED DEBT
(a)
— 64.96% - continued P ri nc i p al Amo u nt F air V alu e
Solaray, LLC - Term Loan, 12/15/2025 (3M US SOFR + 650 bps)
(d)(f)
$ 1,557,683 $ 1,436,184
Solaray, LLC - Term Loan, 12/15/2025 (3M US SOFR + 650 bps)
(d)(f)
1,366,338 1,259,764
Solaray, LLC - Term Loan, 12/15/2025 (3M US SOFR + 650 bps)
(d)(f)
1,646,429 1,518,007
Spencer Spirit, LLC - Term Loan, 7/15/2031 (1M US SOFR + 550 bps)
(d)(f)
4,962,500 4,945,975
Thryv, Inc. - Term Loan, 5/1/2029 (1M US SOFR + 675 bps)
(d)(f)
2,055,000 2,055,000
Trulite Holding Corp. - Term Loan, 3/1/2030 (1M US SOFR + 600 bps)
(d)(f)
4,843,750 4,819,531
Vehicle Management Services, LLC - Term Loan, 7/26/2027 (1M US
SOFR + 625 bps)
(d)(f)
8,365,427 8,365,426
Viapath Technologies - Term Loan, 8/6/2029 (1M US SOFR + 750 bps)
(d)(f)
7,456,219 7,266,085
Watchguard Technologies, Inc. - Term Loan, 6/30/2029 (1M US SOFR +
525 bps)
(d)(f)
4,877,198 4,865,005
Watterson - Term Loan, 12/17/2026 (1200 bps)
(f)(h)(i)
4,267,322 3,490,670
Xanitos, Inc. Term Loan, 6/25/2026 (3M US SOFR + 650 bps)
(d)(f)(i)
3,449,761 3,449,761
Xenon Arc, Inc. - Term Loan, 12/20/2028 (1M US SOFR + 575 bps)
(d)(f)
7,980,000 7,906,584
Zavation Medical Products, LLC - Revolver, 6/30/2028 (3M US SOFR +
575 bps)
(d)(f)
468,039 465,745
Zavation Medical Products, LLC - Term Loan, 6/30/2028 (3M US SOFR +
575 bps)
(d)(f)
6,467,877 6,436,184
TOTAL FIRST LIEN SENIOR SECURED DEBT (Cost $216,551,322) 207,458,560
COMMON STOCK
(a)
— 0.00%
Isagenix International, LLC, 0.00%,
(j)
85,665 —
TOTAL COMMON STOCK (Cost $–) —
FEEDER FUND INVESTMENT – DEBT
(a)(c)(d)(l)
— 1.99%
Bain Capital Global Direct Lending Fund U II RN LP, Series 2025-1A,
Class D, 12.29%, 6/18/2036 (3M US SOFR + 800 bps) 313,580 312,639
Guggenheim Invest Private Debt Fund IV Feeder LLC, Series 2025-1A,
Class C, 11.55%, 4/10/2038 (3M US SOFR + 750 bps) 6,055,865 6,055,865
TOTAL FEEDER FUND INVESTMENT - DEBT (Cost $6,366,378) 6,368,504
FEEDER FUND INVESTMENT – EQUITY
(a)(c)(m)
— 3.06%
Bain Capital Global Direct Lending Fund U II RN LP, Series 2025-1A,
Subordinated Notes, 16.50%, 6/18/2036 2,652,544 2,453,603
New Mountain Guardian IV Feeder III, Ltd., Subordinated Notes, 16.00%,
11/19/2036 7,421,124 7,309,807
TOTAL FEEDER FUND INVESTMENT - EQUITY (Cost $9,763,713) 9,763,410
PRIVATE INVESTMENT FUNDS — 13.23%
BCP Great Lakes II - Series B Holdings LP
(n)
N/A 10,188,482
Hercules Private Global Venture Growth Fund I LP
(n)
N/A 18,496,185
TriplePoint Private Venture Credit, Inc. 1,324,395 13,548,556
TOTAL PRIVATE INVESTMENT FUNDS (Cost $48,580,357) 42,233,223

Flat Rock Core Income Fund
Schedule of Investments (continued)
September 30, 2025 - (Unaudited)
COMMON STOCK - 0.00% Sh ar e s F air V alu e
Isagenix International, LLC 85,665 $ —
TOTAL COMMON STOCK (Cost $–) —
SHORT-TERM INVESTMENTS - 0.27%
MONEY MARKET FUNDS - 0.27%
First American Government Obligations Fund, Class X, 4.05%
(o)
850,564 850,564
TOTAL SHORT-TERM INVESTMENTS (Cost $850,564) 850,564
TOTAL INVESTMENTS — 126.29% (Cost $420,529,190) 403,255,250
Liabilities in Excess of Other Assets — (26.29)% (83,956,705)
NET ASSETS — 100.00% $ 319,298,545
(a) The level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b) Collateralized loan obligation (“CLO”) equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and CLO expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. Effective yields for the CLO equity positions are updated generally once a quarter or in connection with a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. Total fair value of the securities is $20,235,890, which represents 6.35% of net assets as of September 30, 2025.
(c) Securities exempt from registration under the Securities Act of 1933, and are deemed to be “restricted"
securities. As of September 30, 2025, the total fair value of these securities amounts to $152,712,903, which represents 47.83% of net assets.
(d) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(e) Purchase of this security was settled after September 30, 2025.
(f) All or a portion of the security has been pledged as collateral in connection with the credit facility with certain funds and accounts managed by Cadence Bank, N.A. (the “Credit Facility”). At September 30,
2025, the value of securities pledged amounted to $203,959,355, which represents approximately
63.88% of net assets
(g) Investment has been committed to but has not been funded by the Fund as of September 30, 2025.
(h) A portion of the stated interest rate is payment-in-kind.
(i) Investment was acquired via participation agreement.
(j) Non-income producing security.
(k) Investment is past its legal maturity date and facility is currently winding down.
(l) Debt tranches in securitizations of limited partnership interests in a loan fund (“Feeder Fund Investments
— Debt”) are entitled to contractual interest payments derived from the cash flows generated by the underlying loan fund. As of September 30, 2025, the total fair value of Feeder Fund Investments — Debt was $6,368,504, representing 1.99% of net assets.

Flat Rock Core Income Fund
Schedule of Investments (continued)
September 30, 2025 - (Unaudited)
Reference Rates:
1M US SOFR – 1 Month SOFR as of September 30, 2025 was 4.13%.
3M US SOFR – 3 Month SOFR as of September 30, 2025 was 3.98%.
(m) Equity tranches in securitizations of limited partnership interests in a loan fund (“Feeder Fund Investment
— Equity”) are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by the underlying loan fund less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projections of the amount and timing of these recurring distributions in addition to the estimated amount of the terminal principal payment.
Effective yields are generally updated once a quarter or in connection with events such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.
As of September 30, 2025, the total fair value of Feeder Fund Investments — Equity was $9,763,410, representing 3.06% of net assets.
(n) Private investment fund does not issue shares.
(o) Rate disclosed is the seven day effective yield as of September 30, 2025.
SOFR -Secured Overnight Financing Rate